Schedule of foreign income tax rates (Details)	12 Months Ended
Dec. 31, 2021
Subsidiary one member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Germany
Official rate	31.11%
Subsidiary two member
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Headquarters country	USA
Official rate	24.09%
Subsidiary three member
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Headquarters country	Argentina
Official rate	25.00%
Subsidiary four member
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Headquarters country	Chile
Official rate	35.00%
Subsidiary five member
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Headquarters country	Netherlands
Official rate	25.00%
Subsidiary six member
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Headquarters country	Mexico
Official rate	30.00%
Subsidiary seven member
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Headquarters country	India
Official rate	30.00%